Annual Total Returns - FidelityManagedRetirementFunds-KComboPRO - FidelityManagedRetirementFunds-KComboPRO - Fidelity Managed Retirement 2025 Fund - Fidelity Managed Retirement 2025 Fund - Class K	Sep. 28, 2024
Bar Chart Table:
Annual Return, Inception Date	Aug. 01, 2019
Annual Return 2020	13.20%
Annual Return 2021	8.10%
Annual Return 2022	(15.59%)
Annual Return 2023	11.94%